Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2026
Share-based Payment Arrangement, Noncash Expense [Abstract]
Schedule of stock options granted
	Six months ended June 30, 2026
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
				$ thousands

Outstanding at beginning of year	3,896,722	2.57	3.83	117
Granted	1,494,538	2.61
Exercised	(138,564)	2.08
Forfeited or expired (*)	(113,445)	2.65

Outstanding at end of the period	5,139,251	2.59	4.17	934

Options exercisable at end of the period	2,824,381	2.64	3.41	569

Vested and expected to vest	4,626,291	2.60	4.03	863

(*) During the six months ended June 30, 2026, 37,975 of the Company’s stock options expired.

Schedule of RSUs granted
	Six months ended June 30, 2026
	Number of RSUs	Weighted average fair value

Unvested at beginning of year	3,468,848	2.34
Granted	537,289	2.49
Vested	(462,683)	3.15
Forfeited	(241,761)	2.40

Unvested at end of period	3,301,693	2.34

Schedule of equity-based compensation expense
	Six months ended June 30
	2026	2025
	$ thousands	$ thousands

Cost of revenues	239	189
Research and development, net	408	278
Sales and Marketing	690	640
General and administrative	1,310	1,092

Total share-based compensation expense	2,647	2,199